OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 5,235		¥ 4,922
Deposits received from travel suppliers and packaged tours users	942		986
Current lease liabilities	274		363
Payable related to acquisition and investments	294		377
Accruals for property and equipment	28		94
Others	640		559
Total	¥ 7,413	$ 1,076	¥ 7,301
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total